Related Party Notes Payable (Details) - Schedule of principal maturities of related party notes payable - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Scheduled of Principal Maturities of Related Party Notes Payable [Abstract]
Due on demand	$ 3,928	$ 3,755
2023	4,715	4,651
Unpaid Principal Balance	$ 8,643	$ 8,406